Share-based Payments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Option granted, description		Options granted to a former managing director on 11 February 2019 and valued at $975,000 in the 30 June 2019 financials were subject to shareholder approval. In line with IFRS 2, these were re-measured at grant date 6 November 2019 after being approved by shareholders with a value of $368,000, being a revaluation of $607,000 in the 30 June 2020 financials.
Revaluation financials amount	$ 607,000	$ 607,000
Shares issued to directors for the director fees		$ 145,913	$ 73,088